FAIR VALUE MEASUREMENTS (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 1,815,672,113	$ 1,624,267,378
Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Investments, at fair value	71,423,123	74,205,456
Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	204,750,352	204,803,986
Reliance, Inc. common stock
FAIR VALUE MEASUREMENTS
Investments, at fair value	175,684,668	174,570,413
Self-directed brokerage accounts
FAIR VALUE MEASUREMENTS
Investments, at fair value	17,198,004	12,149,292
Fair Value, Inputs, Level 1, Level 2, and Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value	469,056,147	465,729,147
Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	469,056,147	465,729,147
Level 1 | Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Investments, at fair value	71,423,123	74,205,456
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	204,750,352	204,803,986
Level 1 | Reliance, Inc. common stock
FAIR VALUE MEASUREMENTS
Investments, at fair value	175,684,668	174,570,413
Level 1 | Self-directed brokerage accounts
FAIR VALUE MEASUREMENTS
Investments, at fair value	17,198,004	12,149,292
Fair value at NAV | Commingled funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,322,012,995	1,128,780,183
Fair value at NAV | Common collective trust
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 24,602,971	$ 29,758,048